SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ 372,357	$ (53,287)	$ (22,703)		$ 319,070	$ (22,703)	$ (79,422)	$ 245,454
Diluted weighted-average shares outstanding					6,000,000
Diluted net income (loss) per share	$ 0.04				$ 0.04
Redeemable Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted-average shares outstanding	6,000,000				6,000,000			1,150,685
Diluted weighted-average shares outstanding	6,000,000				6,000,000			1,150,685
Ownership percentage								34.00%
Allocation of net loss – non-redeemable	$ 265,101				$ 227,164			$ 84,212
Basic net income (loss) per share	$ 0.04				$ 0.04			$ 0.07
Diluted net income (loss) per share	$ 0.04				$ 0.04			$ 0.07
Non-Redeemable Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted-average shares outstanding	2,427,500		2,136,082		2,427,500	2,134,715	2,049,099	2,203,219
Diluted weighted-average shares outstanding	2,427,500		2,136,082		2,427,500	2,134,715	2,049,099	2,203,219
Ownership percentage							100.00%	66.00%
Allocation of net loss – non-redeemable	$ 107,256		$ (22,703)		$ 91,906	$ (22,703)	$ (79,422)	$ 161,242
Basic net income (loss) per share	$ 0.04		$ (0.01)		$ 0.04	$ (0.01)	$ (0.04)	$ 0.07
Diluted net income (loss) per share	$ 0.04		$ (0.01)		$ 0.04	$ (0.01)	$ (0.04)	$ 0.07